Related party transactions - Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Fixed compensation	€ 627	€ 709	€ 761
Variable compensation	359	83	0
Compensation from stock option plan	30	160	353
Total	1,016	952	€ 1,114
Supervisory board remuneration	180
Current portion of variable compensation	167	83
Non-current portion of variable compensation	192	€ 0
Ordinary members
Disclosure of transactions between related parties [line items]
Supervisory board remuneration	40
Chairman
Disclosure of transactions between related parties [line items]
Supervisory board remuneration	80
Vice chairman
Disclosure of transactions between related parties [line items]
Supervisory board remuneration	€ 60